RESULTS FROM OPERATING ACTIVITIES - Administration expenses and other costs (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure of transactions between related parties [line items]
Share based payment expense	R (26.4)	R (22.0)	R (18.4)
Equity settled Long-Term Incentive ("ELTI") scheme	(26.4)	(22.0)	(18.4)
Explorations expenses and transaction costs	(6.8)	(4.6)	(15.2)
Other costs and administration expenses	(108.6)	(88.8)	(81.0)
Explorations expenses and transaction costs	R 6.8	4.6	R 15.2
Sibanye-Stillwater
Disclosure of transactions between related parties [line items]
Explorations expenses and transaction costs		(8.2)
Explorations expenses and transaction costs		R 8.2